NATIXIS FUNDS

LOOMIS SAYLES FUNDS

Supplement dated December 28, 2017 to the Loomis Sayles Funds Prospectuses, dated February 1, 2017,

and the Natixis Funds Prospectuses, dated February 28, 2017, March 31, 2017 and May 1, 2017, as may

be revised or supplemented from time to time, for the following funds:

AEW Real Estate Fund	Loomis Sayles Small Cap Growth Fund
ASG Dynamic Allocation Fund	Loomis Sayles Small/Mid Cap Growth Fund
ASG Global Alternatives Fund	Loomis Sayles Small Cap Value Fund
ASG Managed Futures Strategy Fund	Loomis Sayles Strategic Alpha Fund
ASG Tactical U.S. Market Fund	Loomis Sayles Strategic Income Fund
Gateway Fund	Loomis Sayles Value Fund
Gateway Equity Call Premium Fund	McDonnell Intermediate Municipal Bond Fund
Loomis Sayles Bond Fund	Mirova Global Green Bond Fund
Loomis Sayles Core Disciplined Alpha Bond Fund	Mirova Global Sustainable Equity Fund
Loomis Sayles Core Plus Bond Fund	Natixis Oakmark Fund
Loomis Sayles Dividend Income Fund	Natixis Oakmark International Fund
Loomis Sayles Fixed Income Fund	Natixis Sustainable Future 2015 Fund
Loomis Sayles Global Bond Fund	Natixis Sustainable Future 2020 Fund
Loomis Sayles Global Allocation Fund	Natixis Sustainable Future 2025 Fund
Loomis Sayles Global Growth Fund	Natixis Sustainable Future 2030 Fund
Loomis Sayles Growth Fund	Natixis Sustainable Future 2035 Fund
Loomis Sayles High Income Fund	Natixis Sustainable Future 2040 Fund
Loomis Sayles High Income Opportunities Fund	Natixis Sustainable Future 2045 Fund
Loomis Sayles Inflation Protected Securities Fund	Natixis Sustainable Future 2050 Fund
Loomis Sayles Institutional High Income Fund	Natixis Sustainable Future 2055 Fund
Loomis Sayles Intermediate Duration Bond Fund	Natixis Sustainable Future 2060 Fund
Loomis Sayles Investment Grade Bond Fund	Natixis U.S. Equity Opportunities Fund
Loomis Sayles Investment Grade Fixed Income Fund	Vaughan Nelson Select Fund
Loomis Sayles Limited Term Government and Agency Fund	Vaughan Nelson Small Cap Value Fund
Loomis Sayles Multi-Asset Income Fund	Vaughan Nelson Value Opportunity Fund
Loomis Sayles Securitized Asset Fund
Loomis Sayles Senior Floating Rate and Fixed Income Fund

Effective January 1, 2018, Boston Financial Data Services, Inc. is changing its name to DST Asset Manager Solutions, Inc. Accordingly, effective January 1, 2018, all references to Boston Financial Data Services, Inc. in the Prospectuses are hereby replaced with DST Asset Manager Solutions, Inc.